UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03651

Touchstone Strategic Trust – December Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Dynamic Equity Fund – September 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks † — 115.8%

Information Technology — 25.5%
Accenture PLC (Ireland) - Class A	15,597	$1,268,348
Activision Blizzard, Inc.	17,002	353,472
Apple, Inc.	20,893	2,104,970
ARRIS Group, Inc.*	6,291	178,381
Arrow Electronics, Inc.*	579	32,048
Autodesk, Inc.*	261	14,381
Booz Allen Hamilton Holding Corp.	1,359	31,801
Computer Sciences Corp.	13,638	833,964
DST Systems, Inc.	20,631	1,731,354
Electronic Arts, Inc.*	10,374	369,418
Facebook, Inc. - Class A*	5,434	429,503
Hewlett-Packard Co.	49,507	1,756,013
Ingram Micro, Inc. - Class A*	4,369	112,764
Intel Corp.	8,616	300,009
International Business Machines Corp.	17,122	3,250,269
Intuit, Inc.	4,279	375,054
Micron Technology, Inc.*	40,610	1,391,299
Microsoft Corp.	11,597	537,637
Oracle Corp.	75,348	2,884,321
QUALCOMM, Inc.	31,478	2,353,610
Seagate Technology PLC (Ireland)	7,481	428,437
Visa, Inc. - Class A	1,608	343,099
Xerox Corp.	7,702	101,897
		21,182,049

Financials — 19.1%
Ally Financial, Inc.*	75,745	1,752,739
American International Group, Inc.	43,225	2,335,014
Annaly Capital Management, Inc. REIT	20,895	223,159
Berkshire Hathaway, Inc. - Class B*	5,514	761,704
Capital One Financial Corp.	11,699	954,872
CBL & Associates Properties, Inc. REIT	7,747	138,671
CBRE Group, Inc. - Class A*	52,569	1,563,402
Chimera Investment Corp. REIT	175,213	532,648
Everest Re Group Ltd. (Bermuda)	2,661	431,109
Fifth Third Bancorp	20,108	402,562
Goldman Sachs Group, Inc. (The)	2,012	369,343
Host Hotels & Resorts, Inc. REIT	34,587	737,741
Jones Lang LaSalle, Inc.	11,067	1,398,205
JPMorgan Chase & Co.	19,009	1,145,102
Lincoln National Corp.	275	14,734
MBIA, Inc.*	20,469	187,905
Old Republic International Corp.	18,327	261,710
PNC Financial Services Group, Inc. (The)	19,670	1,683,359
T Rowe Price Group, Inc.	9,876	774,278
Voya Financial, Inc.	4,984	194,874
		15,863,131

Consumer Discretionary — 13.3%
Apollo Education Group, Inc.*	8,405	211,386
Chipotle Mexican Grill, Inc.*	1,924	1,282,519
Comcast Corp. - Class A	10,410	559,850
Dick's Sporting Goods, Inc.	2,871	125,979
Dillard's, Inc. - Class A	3,910	426,112
DIRECTV*	17,001	1,470,927
Discovery Communications, Inc., Class C*	8,910	332,165
Ford Motor Co.	13,108	193,867
Fossil Group, Inc.*	2,667	250,431
Gap, Inc. (The)	19,472	811,788
Garmin Ltd.	6,239	324,366
Kohl's Corp.	1,693	103,324
Liberty Media Corp., Class C*	4,223	198,439
Macy's, Inc.	35,604	2,071,441
Michael Kors Holdings Ltd. (British Virgin Islands)*	922	65,822
Murphy USA, Inc.*	11,010	584,191
Netflix, Inc.*	689	310,863
Starz - Class A*	720	23,818
Time Warner Cable, Inc.	1,016	145,786
Time Warner, Inc.	7,315	550,161
TripAdvisor, Inc.*	1,298	118,663
Walt Disney Co. (The)	2,054	182,868
Williams-Sonoma, Inc.	10,822	720,421
		11,065,187

Energy — 12.7%
Chevron Corp.	5,155	615,095
ConocoPhillips	28,889	2,210,586
Devon Energy Corp.	7,543	514,282
EOG Resources, Inc.	1,209	119,715
Marathon Petroleum Corp.	17,291	1,464,029
Nabors Industries Ltd.	37,566	855,002
Occidental Petroleum Corp.	2,087	200,665
Patterson-UTI Energy, Inc.	6,657	216,552
Phillips 66	30,307	2,464,262
Seventy Seven Energy, Inc.*	1,283	30,458
Tesoro Corp.	1,151	70,188
Unit Corp.*	5,271	309,144
Valero Energy Corp.	32,364	1,497,482
		10,567,460

Industrials — 12.3%
3M Co.	322	45,621
Acuity Brands, Inc.	1,353	159,262
AGCO Corp.	4,965	225,709
Avis Budget Group, Inc.*	13,278	728,829
Boeing Co. (The)	7,053	898,411
Cintas Corp.	4,072	287,442
Delta Air Lines, Inc.	2,272	82,133
FedEx Corp.	17,215	2,779,363
Fluor Corp.	1,297	86,627
L-3 Communications Holdings, Inc.	505	60,055
Lockheed Martin Corp.	12,807	2,340,863
Manpowergroup, Inc.	20,878	1,463,548
RR Donnelley & Sons Co.	9,528	156,831
Southwest Airlines Co.	24,759	836,111
Trinity Industries, Inc.	1,487	69,473
WESCO International, Inc.*	481	37,643
		10,257,921

1

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks † — 115.8% (Continued)

Consumer Staples — 11.7%
Archer-Daniels-Midland Co.	10,141	$518,205
Coca-Cola Enterprises, Inc.	9,646	427,897
Constellation Brands, Inc. - Class A*	18,485	1,611,153
CVS Caremark Corp.	15,402	1,225,845
Ingredion, Inc.	398	30,164
Kimberly-Clark Corp.	2,537	272,905
Kroger Co. (The)	29,567	1,537,484
Lorillard, Inc.	987	59,131
Nu Skin Enterprises, Inc. - Class A	979	44,084
PepsiCo, Inc.	8,944	832,597
Reynolds American, Inc.	724	42,716
Tyson Foods, Inc. - Class A	39,592	1,558,737
Wal-Mart Stores, Inc.	20,359	1,556,853
		9,717,771

Health Care — 11.0%
AbbVie, Inc.	7,321	422,861
Alexion Pharmaceuticals, Inc.*	1,321	219,048
Allergan, Inc.	6,334	1,128,655
Biogen Idec, Inc.*	3,345	1,106,559
Covidien PLC	1,619	140,060
CR Bard, Inc.	493	70,356
Eli Lilly & Co.	21,039	1,364,379
Express Scripts Holding Co.*	7,302	515,740
Gilead Sciences, Inc.*	20,217	2,152,100
HCA Holdings, Inc.*	3,685	259,866
IDEXX Laboratories, Inc.*	2,869	338,054
Johnson & Johnson	7,369	785,462
Mallinckrodt PLC*	1,047	94,387
McKesson Corp.	2,049	398,879
United Therapeutics Corp.*	1,362	175,221
		9,171,627

Materials — 4.6%
CF Industries Holdings, Inc.	762	212,766
Dow Chemical Co. (The)	12,830	672,805
Freeport-McMoRan Copper & Gold, Inc.	11,913	388,959
LyondellBasell Industries N.V. - Class A	16,431	1,785,392
Packaging Corp. of America	11,610	740,950
		3,800,872

Telecommunication Services — 3.7%
Verizon Communications, Inc.	60,561	3,027,444

Utilities — 1.9%
Edison International	23,638	1,321,837
Entergy Corp.	883	68,282
Exelon Corp.	3,439	117,236
NRG Energy, Inc.	2,656	80,955
		1,588,310
Total Common Stocks		$96,241,772

Investment Fund — 2.7%
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	2,278,023	$2,278,023

Total Long Positions
(Cost $94,083,451)		$98,519,795

Securities Sold Short — (17.8%)

Common Stocks — (17.8%)

Information Technology — (4.9%)
Altera Corp.	(6,354)	(227,346)
Cree, Inc.*	(1,744)	(71,417)
FireEye, Inc.*	(9,312)	(284,575)
FLIR Systems, Inc.	(20,450)	(640,903)
JDS Uniphase Corp.*	(84,078)	(1,076,198)
Nuance Communications, Inc.*	(25,115)	(387,148)
Pandora Media, Inc.*	(9,516)	(229,907)
Splunk, Inc.*	(5,320)	(294,515)
SunEdison, Inc.*	(10,554)	(199,260)
TIBCO Software, Inc.*	(7,745)	(183,014)
Twitter, Inc.*	(2,890)	(149,066)
VeriFone Systems, Inc.*	(4,003)	(137,623)
Zynga, Inc., Class A*	(48,867)	(131,941)
		(4,012,913)

Energy — (4.0%)
Cabot Oil & Gas Corp.	(2,857)	(93,395)
Cheniere Energy, Inc.*	(4,392)	(351,492)
Cobalt International Energy, Inc.*	(43,508)	(591,709)
Frank's International N.V.	(4,692)	(87,740)
Golar LNG Ltd. (Bermuda)	(11,025)	(732,061)
Gulfport Energy Corp.*	(8,617)	(460,148)
Laredo Petroleum, Inc.*	(4,423)	(99,119)
Peabody Energy Corp.	(45,773)	(566,670)
Rice Energy, Inc.*	(13,440)	(357,504)
		(3,339,838)

Financials — (3.1%)
American Capital Agency Corp., REIT	(42,440)	(901,851)
American Realty Capital Properties, Inc.,
REIT	(7,506)	(90,522)
BioMed Realty Trust, Inc., REIT	(25,663)	(518,393)
FNFV Group*	(32,795)	(451,259)
Mercury General Corp.	(340)	(16,595)
NorthStar Asset Management Group,
Inc.*	(6,248)	(115,088)
Rayonier, Inc., REIT	(454)	(14,138)
SLM Corp.	(49,728)	(425,672)
White Mountains Insurance Group Ltd.	(100)	(63,007)
		(2,596,525)

Consumer Discretionary — (2.9%)
Allison Transmission Holdings, Inc.	(12,982)	(369,857)
DreamWorks Animation SKG, Inc. - Class A*	(27,833)	(759,006)
Groupon, Inc.*	(1,928)	(12,879)
HomeAway, Inc.*	(3,828)	(135,894)

2

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — (17.8%) (Continued)

Consumer Discretionary — (Continued)
JC Penney Co., Inc.*	(27,715)	$(278,259)
Lions Gate Entertainment Corp.	(17,418)	(574,271)
Morningstar, Inc.	(4,437)	(301,272)
		(2,431,438)

Industrials — (2.2%)
American Airlines Group, Inc.	(19,603)	(695,514)
Copa Holdings SA, Class A (Panama)	(117)	(12,553)
Joy Global, Inc.	(5,560)	(303,242)
Kansas City Southern	(3,106)	(376,447)
KBR, Inc.	(5,528)	(104,092)
Navistar International Corp.*	(8,144)	(268,019)
SolarCity Corp.*	(1,466)	(87,374)
		(1,847,241)

Health Care — (0.3%)
Allscripts Healthcare Solutions, Inc.*	(2,429)	(32,585)
Hologic, Inc.*	(3,062)	(74,499)
Vertex Pharmaceuticals, Inc.*	(1,206)	(135,446)
		(242,530)

Telecommunication Services — (0.2%)
Telephone & Data Systems, Inc.	(1,391)	(33,328)
United States Cellular Corp.*	(642)	(22,778)
Windstream Holdings, Inc.	(12,180)	(131,300)
		(187,406)

Utilities — (0.2%)
ITC Holdings Corp.	(3,242)	(115,512)

Consumer Staples — 0.0%
Pinnacle Foods, Inc.	(465)	(15,182)
Total Common Stocks		$(14,788,585)

Total Securities Sold Short
(Proceeds $(15,061,965))		$(14,788,585)

	Number
	of	Market
	Contracts	Value

Written Options Contracts — (1.2%)

Call Options — (1.2%)
PHLX Housing Sector Index
October 2014
Strike Price $205	(45)	$(1,800)
S&P 100 Index
October 2014
Strike Price $865	(185)	(419,950)
S&P 500 Index
October 2014
Strike Price $2,085	(175)	(2,800)
S&P 500 Mini Index
October 2014
Strike Price $195	(1,380)	(554,760)
Total Call Options		(979,310)

Put Options — 0.0%
S&P 500 Index
October 2014
Strike Price $2,010	(8)	(34,240)

Total Written Options Contracts
(Proceeds $(1,613,420))		$(1,013,550)

Total —99.5%		$82,717,660

Other Assets in Excess of Liabilities — 0.5%		418,440

Net Assets — 100.0%		$83,136,100

*	Non-income producing security.

^	Affiliated Fund.

†	All or a portion of these securities are held as collateral for securities sold short and written options. The total value of the securities held as collateral as of September 30, 2014 was $96,241,772.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of September 30, 2014.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

3

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Long Positions
Common Stocks	$96,241,772	$—	$—	$96,241,772
Investment Fund	2,278,023	—	—	2,278,023
				$98,519,795
Liabilities:
Securities Sold Short
Common Stocks	$(14,788,585)	$—	$—	$(14,788,585)
Other Financial Instruments
Liabilities:
Written Options Equity Contracts	(1,013,550)	—	—	(1,013,550)
				$(15,802,135)

Transactions in written options for the period ended September 30, 2014:

	Number of
	Contracts	Premium
Beginning of Period, December 31, 2013	390	$1,498,844
Call Options Written	8,409	12,543,342
Put Options Written	316	782,433
Call Options Closed	(5,384)	(11,591,813)
Put Options Closed	(188)	(483,523)
Call Options Expired	(1,615)	(824,901)
Put Options Expired	(135)	(310,962)
September 30, 2014	1,793	$1,613,420

See accompanying Notes to Portfolios of Investments.

4

Portfolio of Investments

Touchstone Balanced Allocation Fund – September 30, 2014 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 100.0%

Government/Corporate — 25.1%
Touchstone Active Bond Fund	291,141	$3,039,515
Touchstone Total Return Bond Fund	1,166,130	11,941,173
Touchstone Ultra Short Duration Fixed Income Fund	1,079,564	10,158,699
		25,139,387

International Equity — 11.9%
Touchstone International Small Cap Fund	193,934	2,945,852
Touchstone International Value Fund	987,834	8,939,901
		11,885,753

Growth — 10.0%
Touchstone Growth Opportunities Fund	58,141	1,998,898
Touchstone Sands Capital Institutional Growth Fund	345,307	8,045,657
		10,044,555

Value — 10.0%
Touchstone Focused Fund*	83,376	2,991,527
Touchstone Value Fund	728,589	7,009,023
		10,000,550

Equity Income — 7.0%
Touchstone Premium Yield Equity Fund, Class Y	700,334	6,975,328

Balanced — 5.1%
Touchstone Flexible Income Fund	480,102	5,069,876

International Debt — 5.0%
Touchstone International Fixed Income Fund	479,280	4,950,962

Emerging Market-Equity — 4.8%
Touchstone Emerging Markets Equity Fund	164,800	1,918,278
Touchstone Sands Capital Emerging Markets Growth Fund*	282,445	2,903,530
		4,821,808

Various Assets — 3.5%
Touchstone Arbitrage Fund*	356,410	3,535,588

Blue Chip — 3.5%
Touchstone Dynamic Equity Fund	251,630	3,517,788

Taxable-Money Market — 3.0%
Touchstone Institutional Money Market Fund, 0.01%Ω	3,045,869	3,045,868

Growth Mid-Cap — 3.0%
Touchstone Mid Cap Fund	125,358	2,989,781

Sector Fund Real-Estate — 2.4%
Touchstone Global Real Estate Fund	226,954	2,437,484

Value Small-Cap — 1.9%
Touchstone Small Cap Core Fund	47,736	987,655
Touchstone Small Cap Value Fund	40,980	952,386
		1,940,041

Corporate/Preferred-High Yield — 1.8%
Touchstone High Yield Fund	192,418	1,756,778

Value Mid-Cap — 1.0%
Touchstone Mid Cap Value Fund	58,266	974,791

Growth Small-Cap — 1.0%
Touchstone Small Cap Growth Fund	170,016	974,192
Total Affiliated Mutual Funds		$100,060,530

Total Investment Securities —100.0%
(Cost $89,716,900)		$100,060,530

Liabilities in Excess of Other Assets — 0.0%		(44,158)

Net Assets — 100.0%		$100,016,372

*	Non-income producing security.

^	Affiliated Funds. All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of September 30, 2014.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$100,060,530	$—	$—	$100,060,530

See accompanying Notes to Portfolios of Investments.

5

Portfolio of Investments

Touchstone Conservative Allocation Fund – September 30, 2014 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 100.1%

Government/Corporate — 46.0%
Touchstone Active Bond Fund	236,881	$2,473,041
Touchstone Total Return Bond Fund	969,506	9,927,739
Touchstone Ultra Short Duration Fixed Income Fund	1,092,463	10,280,074
		22,680,854

International Debt — 8.0%
Touchstone International Fixed Income Fund	379,981	3,925,201

Balanced — 7.0%
Touchstone Flexible Income Fund	328,024	3,463,930

Growth — 6.0%
Touchstone Growth Opportunities Fund	14,094	484,571
Touchstone Sands Capital Institutional Growth Fund	106,264	2,475,941
		2,960,512

Taxable-Money Market — 5.0%
Touchstone Institutional Money Market Fund, 0.01%Ω	2,475,200	2,475,200

Various Assets — 5.0%
Touchstone Arbitrage Fund*	248,083	2,460,983

Value — 5.0%
Touchstone Value Fund	254,930	2,452,426

International Equity — 5.0%
Touchstone International Small Cap Fund	32,175	488,734
Touchstone International Value Fund	215,747	1,952,509
		2,441,243

Equity Income — 4.4%
Touchstone Premium Yield Equity Fund, Class Y	219,965	2,190,849

Blue Chip — 3.0%
Touchstone Dynamic Equity Fund	105,374	1,473,124

Corporate/Preferred-High Yield — 1.7%
Touchstone High Yield Fund	93,954	857,798

Sector Fund Real-Estate — 1.0%
Touchstone Global Real Estate Fund	45,592	489,664

Value Mid-Cap — 1.0%
Touchstone Mid Cap Value Fund	28,813	482,051

Value Small-Cap — 1.0%
Touchstone Small Cap Core Fund	23,199	479,991

Emerging Market-Equity — 1.0%
Touchstone Emerging Markets Equity Fund	40,956	476,734
Total Affiliated Mutual Funds		$49,310,560

Total Investment Securities —100.1%
(Cost $46,687,404)		$49,310,560

Liabilities in Excess of Other Assets — (0.1%)		(38,302)

Net Assets — 100.0%		$49,272,258

*	Non-income producing security.

^	Affiliated Funds. All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of September 30, 2014.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$49,310,560	$—	$—	$49,310,560

See accompanying Notes to Portfolios of Investments.

6

Portfolio of Investments

Touchstone Growth Allocation Fund – September 30, 2014 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 100.1%

International Equity — 19.1%
Touchstone International Small Cap Fund	279,242	$4,241,680
Touchstone International Value Fund	813,086	7,358,433
		11,600,113
Value — 17.2%
Touchstone Focused Fund*	136,482	4,896,959
Touchstone Value Fund	575,994	5,541,067
		10,438,026
Growth — 13.1%
Touchstone Growth Opportunities Fund	71,114	2,444,914
Touchstone Sands Capital Institutional Growth Fund	238,449	5,555,859
		8,000,773
Emerging Market-Equity — 12.7%
Touchstone Emerging Markets Equity Fund	305,032	3,550,568
Touchstone Sands Capital Emerging Markets Growth Fund*	407,491	4,189,011
		7,739,579
Equity Income — 7.0%
Touchstone Premium Yield Equity Fund, Class Y	430,325	4,286,042

Value Small-Cap — 6.4%
Touchstone Small Cap Core Fund	116,931	2,419,300
Touchstone Small Cap Value Fund	62,561	1,453,922
		3,873,222

Government/Corporate — 6.1%
Touchstone Ultra Short Duration Fixed Income Fund	397,494	3,740,422

Blue Chip — 5.1%
Touchstone Dynamic Equity Fund	221,091	3,090,851

Sector Fund Real-Estate — 4.5%
Touchstone Global Real Estate Fund	252,074	2,707,274

Growth Small-Cap — 3.9%
Touchstone Small Cap Growth Fund	418,276	2,396,719

Growth Mid-Cap — 3.0%
Touchstone Mid Cap Fund	76,960	1,835,500

Value Mid-Cap — 2.0%
Touchstone Mid Cap Value Fund	72,696	1,216,207
Total Affiliated Mutual Funds		$60,924,728

Total Investment Securities —100.1%
(Cost $50,918,425)		$60,924,728

Liabilities in Excess of Other Assets — (0.1%)		(44,208)

Net Assets — 100.0%		$60,880,520

*	Non-income producing security.

^	Affiliated Funds. All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$60,924,728	$—	$—	$60,924,728

See accompanying Notes to Portfolios of Investments.

7

Portfolio of Investments

Touchstone Moderate Growth Allocation Fund – September 30, 2014 (Unaudited)

		Market
	Shares	Value
Affiliated Mutual Funds^∞ — 100.3%

Government/Corporate — 15.8%
Touchstone Total Return Bond Fund	1,256,948	$12,871,150
Touchstone Ultra Short Duration Fixed Income Fund	700,561	6,592,278
		19,463,428
Value — 14.1%
Touchstone Focused Fund*	207,302	7,438,002
Touchstone Value Fund	1,035,120	9,957,854
		17,395,856

International Equity — 14.0%
Touchstone International Small Cap Fund	320,449	4,867,626
Touchstone International Value Fund	1,366,156	12,363,714
		17,231,340

Growth — 13.1%
Touchstone Growth Opportunities Fund	144,285	4,960,522
Touchstone Sands Capital Institutional Growth Fund	480,560	11,197,046
		16,157,568

Emerging Market-Equity — 7.8%
Touchstone Emerging Markets Equity Fund	408,867	4,759,217
Touchstone Sands Capital Emerging Markets Growth Fund*	465,945	4,789,919
		9,549,136

Equity Income — 7.0%
Touchstone Premium Yield Equity Fund, Class Y	871,683	8,681,960

Value Small-Cap — 4.9%
Touchstone Small Cap Core Fund	177,853	3,679,778
Touchstone Small Cap Value Fund	101,052	2,348,450
		6,028,228
Balanced — 4.1%
Touchstone Flexible Income Fund	474,904	5,014,983

Blue Chip — 4.1%
Touchstone Dynamic Equity Fund	357,092	4,992,145

Growth Mid-Cap — 3.0%
Touchstone Mid Cap Fund	155,978	3,720,085

Sector Fund Real-Estate — 2.9%
Touchstone Global Real Estate Fund	337,824	3,628,225

Various Assets — 2.0%
Touchstone Arbitrage Fund*	252,144	2,501,271

Value Mid-Cap — 2.0%
Touchstone Mid Cap Value Fund	147,386	2,465,772

International Debt — 2.0%
Touchstone International Fixed Income Fund	237,441	2,452,765

Growth Small-Cap — 2.0%
Touchstone Small Cap Growth Fund	420,054	2,406,907

Corporate/Preferred-High Yield — 1.5%
Touchstone High Yield Fund	204,730	1,869,184
Total Affiliated Mutual Funds		$123,558,853

Total Investment Securities —100.3%
(Cost $106,152,412)		$123,558,853

Liabilities in Excess of Other Assets — (0.3%)		(351,783)

Net Assets — 100.0%		$123,207,070

*	Non-income producing security.

^	Affiliated Funds. All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$123,558,853	$—	$—	$123,558,853

See accompanying Notes to Portfolios of Investments.

8

Notes to Portfolios of Investments

September 30, 2014 (Unaudited)

Security valuation and fair value measurements—Generally accepted accounting principles in the United States (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Fund defines the term “market value”, as used throughout this report, as the estimated fair value. The Fund uses various methods to measure fair value of its portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1	–	quoted prices in active markets for identical securities
•	Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2014, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio, or sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended September 30, 2014.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended September 30, 2014, there were no transfers between Levels 1, 2 and 3 for the Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An option for which there is no mean price is valued at the last bid (long position) or ask (short positions) price and categorized in Level 1. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currency are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of the Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

9

Notes to Portfolios of Investments (Unaudited) (Continued)

The Funds may use fair value pricing under the following circumstances, among others:

•   If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•   If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•   If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•   If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Fund’s Board of Trustees and are generally categorized in Level 3.

Allocation Funds — The Allocation Funds invest in securities of affiliated mutual funds (the “Underlying Funds”). The value of an investment in the Allocation Funds is based on the performance of the Underlying Funds in which they invest and the allocation of their assets among those funds. Because the Allocation Funds invest in mutual funds, shareholders of the Allocation Funds indirectly bear a proportionate share of the expenses charged by the Underlying Funds in which they invest as well as their share of the Allocation Funds’ fees and expenses. The principal risks of an investment in the Allocation Funds include the principal risks of investing in the Underlying Funds. Investments in the Underlying Funds are valued at the NAV per share of each class of the Underlying Funds and are categorized as Level 1.

Investment companies — Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds, and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Securities sold short — The Dynamic Equity Fund periodically engages in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of September 30, 2014, the Dynamic Equity Fund held securities sold short with a fair value of $14,788,585 and had securities with a fair value of $96,241,772 held as collateral for both securities sold short and options written.

Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing call options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from

10

Notes to Portfolios of Investments (Unaudited) (Continued)

writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchasers of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. As of September 30, 2014, the Dynamic Equity Fund held written options with a fair value of $1,613,420 and had securities with a fair value of $96,241,772 held as collateral and cash collateral in the amount of $482,560 for both securities sold short and options written.

Average Volume Disclosure— For the nine-months ended September 30, 2014, the average quarterly balances of proceeds for written options on the Dynamic Equity Fund was $1,459,166.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of September 30, 2014, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Dynamic Equity Fund	$94,083,451	$6,580,694	$(2,144,350)	$4,436,344
Balanced Allocation Fund	89,716,900	11,028,476	(684,846)	10,343,630
Conservative Allocation Fund	46,687,404	2,925,973	(302,817)	2,623,156
Growth Allocation Fund	50,918,425	10,379,990	(373,687)	10,006,303
Moderate Growth Allocation Fund	106,152,412	18,090,985	(684,544)	17,406,441

11

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 11/24/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 11/24/14

By (Signature and Title)* /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date 11/24/14

* Print the name and title of each signing officer under his or her signature.